Fair Value of Financial Instruments - Summary of Assets Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of real estate owned	$ 726	$ 1,900
Nonrecurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of impaired loans	10,353	75,550
Total (losses) gains or changes in commercial real estate loans held-for-sale	(17,131)	(33,105)
Fair value of real estate owned	726	1,881
Total (losses) gains or changes in commercial real estate loans held-for-sale	(75)	(1,322)
Fair value of commercial real estate loans held-for-sale		21,922
Total (losses) gains or changes in commercial real estate loans held-for-sale		5,890
Fair value of SBA servicing asset	364	389
Total (losses) gains or changes in SBA servicing asset	(25)	(95)
Nonrecurring [Member] | Level 1 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of impaired loans
Fair value of real estate owned
Fair value of commercial real estate loans held-for-sale
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 2 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of impaired loans
Fair value of real estate owned
Fair value of commercial real estate loans held-for-sale		21,922
Fair value of SBA servicing asset
Nonrecurring [Member] | Level 3 [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value of impaired loans	10,353	75,550
Fair value of real estate owned	726	1,881
Fair value of commercial real estate loans held-for-sale
Fair value of SBA servicing asset	$ 364	$ 389